Insurance business - Insurance service result (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Insurance revenue
Amounts relating to changes in liabilities for remaining coverage		$ 2,096	$ 1,845
Contractual service margin recognised for services provided		1,126	932
Change in risk adjustment for non-financial risk for risk expired		36	34
Expected incurred claims and other insurance service expenses		898	806
Other		36	73
Recovery of insurance acquisition cash flows		163	132
– insurance revenue	[1]	2,259	1,977	$ 0
Insurance service expenses
Incurred claims and other insurance service expenses		(907)	(853)
Losses and reversal of losses on onerous contracts		(109)	(170)
Amortisation of insurance acquisition cash flows		(163)	(132)
Adjustments to liabilities for incurred claims		(2)	(13)
Total insurance service expenses	[1]	(1,181)	(1,168)	0
Insurance service result	[1]	1,078	809	$ 0
Life direct participating and investment DPF contracts
Insurance revenue
Amounts relating to changes in liabilities for remaining coverage		1,626	1,399
Contractual service margin recognised for services provided		975	781
Change in risk adjustment for non-financial risk for risk expired		21	17
Expected incurred claims and other insurance service expenses		594	528
Other		36	73
Recovery of insurance acquisition cash flows		109	102
– insurance revenue		1,735	1,501
Insurance service expenses
Incurred claims and other insurance service expenses		(615)	(573)
Losses and reversal of losses on onerous contracts		(32)	(84)
Amortisation of insurance acquisition cash flows		(109)	(102)
Adjustments to liabilities for incurred claims		(1)	(2)
Total insurance service expenses		(757)	(761)
Insurance service result		978	740
Life other contracts
Insurance revenue
Amounts relating to changes in liabilities for remaining coverage		470	446
Contractual service margin recognised for services provided		151	151
Change in risk adjustment for non-financial risk for risk expired		15	17
Expected incurred claims and other insurance service expenses		304	278
Other		0	0
Recovery of insurance acquisition cash flows		54	30
– insurance revenue		524	476
Insurance service expenses
Incurred claims and other insurance service expenses		(292)	(280)
Losses and reversal of losses on onerous contracts		(77)	(86)
Amortisation of insurance acquisition cash flows		(54)	(30)
Adjustments to liabilities for incurred claims		(1)	(11)
Total insurance service expenses		(424)	(407)
Insurance service result		$ 100	$ 69

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.